Note 8 - Leases	12 Months Ended
Oct. 31, 2025
Notes to Financial Statements
Lessee, Operating and Finance Leases Disclosure [Text Block]
(8)	Leases

The Company has an operating lease agreement for approximately 34,000 square feet of office, manufacturing and warehouse space in Plano, Texas (near Dallas). The lease term expires on November 30, 2029.

The Company has an operating lease for approximately 36,000 square feet of warehouse space in Roanoke, Virginia. The lease term expires on April 30, 2026.

The Company also leases certain office equipment under an operating lease with an initial 60-month term. The lease term expires on December 9, 2029.

The Company leases printers that are used in the Roanoke, Virginia manufacturing facility. The lease term expires on August 22, 2026. The right-of-use asset is being amortized on a straight-line basis over seven years. When the lease term ends, if the Company elects to purchase and retain the printers for a nominal fee, title will transfer to the Company and the remaining net book value of the right-of-use asset will be classified as property and equipment.

The Company leases test equipment that is used in the Asheville, North Carolina manufacturing facility. The lease term expires on June 26, 2030. The right-of-use asset is being amortized on a straight-line basis over five years. When the lease term ends, if the Company elects to retain the test equipment, title will transfer to the Company and the remaining net book value of the right-of-use asset will be classified as property and equipment.

The Company’s lease contracts may include options to extend or terminate the leases. The Company exercises judgment to determine the term of those leases when such options are present and includes such options in the calculation of the lease term when it is reasonably certain that it will exercise those options.

The Company includes contract lease components in its determination of lease payments, while non-lease components of the contracts, such as taxes, insurance, and common area maintenance, are expensed as incurred. At commencement, right-of-use assets and lease liabilities are measured at the present value of future lease payments over the lease term. The Company uses either the rate implicit in the lease, where available, or its incremental borrowing rate based on information available at the time of lease commencement to measure the present value of future payments.

Operating lease expense is recognized on a straight-line basis over the lease term. Short-term leases with an initial term of 12 months or less are expensed as incurred. The Company’s short-term leases have month-to-month terms.

Operating lease right-of-use assets of $1,686,290 and $1,872,206 were included in other assets at October 31, 2025 and 2024, respectively. Operating lease liabilities of $392,898 and $1,358,584 were included in accounts payable and accrued expenses, and other noncurrent liabilities, respectively, at October 31, 2025. Operating lease liabilities of $376,965 and $1,525,423 were included in accounts payable and accrued expenses, and other noncurrent liabilities, respectively, at October 31, 2024. Operating lease expense for the fiscal years ended October 31, 2025 and 2024 was $615,874 and $451,197, respectively.

The weighted average remaining lease term for the operating leases was 47.5 months and the weighted average discount rate was 9.45% as of October 31, 2025.

For the fiscal years ended October 31, 2025 and 2024, cash paid for operating lease liabilities totaled $579,918 and $448,298, respectively. For the fiscal year ended October 31, 2025, right-of-use assets obtained in exchange for new operating lease liabilities totaled $266,141 and there was a reduction in right-of-use assets for terminated lease liabilities totaling $21,344. For the fiscal year ended October 31, 2024, right-of-use assets obtained in exchange for new operating lease liabilities totaled $1,661,150.

Finance lease right-of-use assets of $257,986 and $111,844 were included in other assets at October 31, 2025 and 2024, respectively. Finance lease liabilities of $87,014 and $144,957 were included in accounts payable and accrued expenses, and other noncurrent liabilities, respectively, at October 31, 2025. Finance lease liabilities of $39,277 and $54,174, respectively, were included in accounts payable and accrued expenses and other noncurrent liabilities at October 31, 2024. Interest expense related to the finance leases totaled $8,408 and $5,410 for the fiscal years ended October 31, 2025 and 2024, respectively. Amortization expense related to the finance leases totaled $42,043 and $29,497 for the fiscal years ended October 31, 2025 and 2024, respectively.

The weighted average remaining lease term for the finance leases was 45.3 months and the weighted average discount rate was 7.2% as of October 31, 2025.

For the fiscal year ended October 31, 2025, cash paid for the finance lease liabilites totaled $8,408 and $49,665 for interest and principal, respectively. For the fiscal year ended October 31, 2024, cash paid for the finance lease liability totaled $5,410 and $37,459 for interest and principal, respectively.

For the fiscal year ended October 31, 2025, right-of-use assets obtained in exchange for new finance lease liabilities totaled $188,185. For the fiscal year ended October 31, 2024, there were no right-of-use assets obtained in exchange for new finance lease liabilities.

Optical Cable Corporation (OCC)

The Company’s future payments due under leases reconciled to the lease liabilities are as follows:

Fiscal Year	Operating leases	Finance leases
2026	540,420	101,330
2027	493,180	45,616
2028	510,241	45,616
2029	527,981	45,616
Thereafter	44,122	30,411
Total undiscounted lease payments	2,115,944	268,589
Present value discount	(364,462)	(36,618)
Total lease liability	$1,751,482	$231,971